Long-Term Debt - Summary of Debt (Detail) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Aug. 31, 2017	May 31, 2016	Oct. 31, 2015	Nov. 16, 2012
Debt Instrument [Line Items]
Outstanding Principal, excluding current maturities	$ 3,087,149,000	$ 3,049,174,000
Outstanding Principal, including current maturities	3,095,249,000	3,057,274,000	$ 2,829,465,000
Unamortized Premium (Discount)	18,980,000	20,286,000	26,499,000
Unamortized Deferred Financing Costs	(30,139,000)	(32,365,000)	(35,667,000)
Net Carrying Amount, noncurrent	3,075,990,000	3,037,095,000	2,820,297,000
Net Carrying Amount	3,084,090,000	$ 3,045,195,000	2,820,297,000
Senior Notes
Debt Instrument [Line Items]
Debt instrument interest rate, percentage		7.625%
Senior Notes | 8.75% Senior Notes due 2020
Debt Instrument [Line Items]
Outstanding Principal, excluding current maturities	679,299,000	$ 679,299,000
Outstanding Principal, including current maturities			930,000,000
Unamortized Premium (Discount)	1,958,000	2,230,000	4,465,000
Unamortized Deferred Financing Costs	(4,678,000)	(5,380,000)	(11,209,000)
Net Carrying Amount, noncurrent	$ 676,579,000	$ 676,149,000
Net Carrying Amount			923,256,000
Debt instrument interest rate, percentage	8.875%	8.75%					8.75%
Senior Notes | 8.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Outstanding Principal, excluding current maturities	$ 270,000,000	$ 270,000,000
Outstanding Principal, including current maturities			270,000,000
Unamortized Premium (Discount)	(2,006,000)	(2,122,000)	(2,559,000)
Unamortized Deferred Financing Costs	(564,000)	(602,000)	(752,000)
Net Carrying Amount, noncurrent	$ 267,430,000	$ 267,276,000
Net Carrying Amount			266,689,000
Debt instrument interest rate, percentage	8.875%	8.875%				8.875%
Senior Notes | 7.875% Senior Secured Notes Due 2022
Debt Instrument [Line Items]
Outstanding Principal, excluding current maturities	$ 900,000,000	$ 900,000,000
Outstanding Principal, including current maturities			900,000,000
Unamortized Premium (Discount)	19,028,000	20,178,000	24,593,000
Unamortized Deferred Financing Costs	(11,983,000)	(12,799,000)	(16,067,000)
Net Carrying Amount, noncurrent	$ 907,045,000	$ 907,379,000
Net Carrying Amount			908,526,000
Debt instrument interest rate, percentage	7.875%	7.875%			7.875%
Senior Notes | 7.625% Senior Notes Due 2023
Debt Instrument [Line Items]
Outstanding Principal, excluding current maturities	$ 400,000,000	$ 400,000,000
Outstanding Principal, including current maturities			400,000,000
Unamortized Premium (Discount)	0	0	0
Unamortized Deferred Financing Costs	(3,712,000)	(3,922,000)	(4,762,000)
Net Carrying Amount, noncurrent	$ 396,288,000	$ 396,078,000
Net Carrying Amount			395,238,000
Debt instrument interest rate, percentage	7.625%	7.625%		7.625%
Senior Notes | 6.375% Senior Secured Notes due 2019
Debt Instrument [Line Items]
Outstanding Principal, including current maturities			269,465,000
Unamortized Premium (Discount)			0
Unamortized Deferred Financing Costs			(2,877,000)
Net Carrying Amount			266,588,000
Debt instrument interest rate, percentage		6.375%					6.375%
Senior Notes | Senior Secured Revolving Credit Facilities
Debt Instrument [Line Items]
Outstanding Principal, excluding current maturities	$ 40,000,000
Unamortized Premium (Discount)	0
Unamortized Deferred Financing Costs	0
Net Carrying Amount, noncurrent	40,000,000
Term Loan | Term Loan
Debt Instrument [Line Items]
Outstanding Principal, excluding current maturities	797,850,000	$ 799,875,000
Unamortized Premium (Discount)	0	0
Unamortized Deferred Financing Costs	(9,202,000)	(9,662,000)
Net Carrying Amount, noncurrent	788,648,000	790,213,000
Outstanding Principal, current maturities	8,100,000	8,100,000
Revolving Credit Facility
Debt Instrument [Line Items]
Net Carrying Amount	40,000,000	0
Deferred financing costs, net	$ 1,800,000	$ 2,100,000	3,100,000
Revolving Credit Facility | Series D Revolving Credit Facility due 2019
Debt Instrument [Line Items]
Outstanding Principal, including current maturities			3,000,000
Unamortized Premium (Discount)			0
Unamortized Deferred Financing Costs			0
Net Carrying Amount			3,000,000
Revolving Credit Facility | Series A, B Revolving Credit Facilities due 2021
Debt Instrument [Line Items]
Outstanding Principal, including current maturities			57,000,000
Unamortized Premium (Discount)			0
Unamortized Deferred Financing Costs			0
Net Carrying Amount			$ 57,000,000